Equity - Summary of Stock Warrants Activity (FY) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Number of stock warrants, outstanding, beginning balance	212,638	209,513	161,180
Number of stock warrants, granted		12,500	140,000
Number of stock warrants, exercised
Number of stock warrants, cancelled/forfeited		(9,375)	(91,667)
Number of stock warrants, outstanding, ending balance	212,638	212,638	209,513
Number of stock warrants, exercisable, ending balance	212,638	212,638
Weighted average exercise price, outstanding, beginning balance	$ 48.86	$ 49.44	$ 110.72
Weighted average exercise price, granted		10.40	31.84
Weighted average exercise price, exercised
Weighted average exercise price, cancelled/forfeited		10.40	130.08
Weighted average exercise price, outstanding, ending balance		48.86	$ 49.44
Weighted average exercise price, exercisable, ending balance		$ 48.86